Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Insurance prepaids	$ 7.8	$ 7.4
Other prepaids	23.8	22.3
Derivative assets	0.0	6.9
Other current assets	$ 31.6	$ 36.6